Investments - Scheduled Loan Receivable Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Scheduled Loan Receivable Maturities [Line Items]
2025	$ 19,035	$ 12,241
2026	9,214	11,825
2027	11,372	2,994
2028	11,260	4,578
2029	199,374	4,168
Thereafter	287,667	223,558
Total principal payments	549,360	259,364
Scheduled Principal Payments
Scheduled Loan Receivable Maturities [Line Items]
2025	8,500	1,813
2026	9,214	1,990
2027	9,500	2,570
2028	9,760	2,625
2029	7,561	2,668
Thereafter	76,808	72,292
Total principal payments	123,058	83,958
Balloon Payments
Scheduled Loan Receivable Maturities [Line Items]
2025	10,535	10,428
2026	0	9,835
2027	1,872	424
2028	1,500	1,953
2029	191,813	1,500
Thereafter	210,859	151,266
Total principal payments	$ 426,302	$ 175,406